Trade and other payables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disclosure of analysis of single amount of discontinued operations [line items]
Trade payables	$ 9,009	$ 11,788	$ 17,478
Other tax and social security	439	1,471	633
Other creditors	593	733	516
Accruals	1,866	4,821	3,803
Deferred income	4	18	225
Total trade and other current payables	11,911	18,831	22,655
Non-current Liabilities
Trade payables	2,000
Deferred government grants		24	4,183
Total trade and other non-current payables	2,000	24	4,183
Unsecured convertible loan
Non-current Liabilities
Interest payable	$ 500	$ 500	$ 500